Financial Instruments With Off-Balance-Sheet Risk Contractual Amount of Financial Instruments with Credit Risk (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Contractual amount of financial instruments	$ 71,770	$ 73,160
Commitments to originate loans [Member]
Concentration Risk [Line Items]
Contractual amount of financial instruments	7,320	10,176
Unused lines of credit [Member]
Concentration Risk [Line Items]
Contractual amount of financial instruments	60,228	59,650
Standby and commercial letters of credit [Member]
Concentration Risk [Line Items]
Contractual amount of financial instruments	1,886	1,811
Credit card arrangement [Member]
Concentration Risk [Line Items]
Contractual amount of financial instruments	1,008	933
MPF credit enhancement obligation, net (See Note 18)
Concentration Risk [Line Items]
Contractual amount of financial instruments	307	86
Commitment to purchase investment securities [Member]
Concentration Risk [Line Items]
Contractual amount of financial instruments	$ 1,021	$ 504